RELATED PARTIES - Equity Accounted Investees (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Services provided	$ 162	$ 136
Services received	31	14
Interest income	15	14
Advances to related parties	8	13
Trade receivables and other	7	7
Trade payables and accrued liabilities	$ 27	$ 18